Significant Accounting Policies - Summary of Useful Lives of Intangible Assets (Details)	12 Months Ended
Dec. 31, 2020
Software | Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Intangible assets, useful lives	1 year
Software | Top of Range
Disclosure Of Intangible Assets [Line Items]
Intangible assets, useful lives	3 years
Industrial Property Rights
Disclosure Of Intangible Assets [Line Items]
Intangible assets, useful lives	10 years
Other Intangible Assets
Disclosure Of Intangible Assets [Line Items]
Intangible assets, useful lives	3 years